SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of supplemental disclosure of cash flow) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Supplemental of cash flow informations [abstract]
Accounts and other receivables	$ 831,495	$ (906,215)
Inventories	168,302	397,476
Prepaids and deposits	92,333	187,707
Accounts payable and accrued liabilities	405,473	1,797,002
Total change in non-cash working capital balances	$ 1,497,603	$ 1,475,970